PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2020
PROPERTY, PLANT AND EQUIPMENT
Schedule of property, plant and equipment

			Machinery,
			equipment	Work in
	Lands	Buildings	and facilities	progress	Other (1)	Total
Average rate %		3	5		10 to 20

Cost
Balance as of December 31, 2018	5,104,717	3,058,520	16,441,031	466,156	332,089	25,402,513
Additions	337,932	1,943	136,855	1,477,420	47,524	2,001,674
Write-offs	(92,705)	(36,276)	(172,458)	(1,462)	(34,858)	(337,759)
Business combination	2,151,338	3,918,552	20,255,811	425,868	454,759	27,206,328
Fair value adjustment - Fibria	2,637,671	1,502,021	5,109,939		195,684	9,445,315
Fair value adjustment – Facepa			3,072	(883)	(111)	2,078
Fair value adjustment – Ibema			5,448			5,448
Transfer and other (2)	182,621	323,029	740,879	(1,397,398)	(61,761)	(212,630)
Balance as of December 31, 2019	10,321,574	8,767,789	42,520,577	969,701	933,326	63,512,967
Additions		1,660	100,769	452,661	4,036	559,126
Write-offs	(20,032)	(1,427)	(14,685)	(5)	(5,162)	(41,311)
Transfer and other (2)	36,733	391,322	232,284	(760,831)	68,949	(31,543)
Balance as of June 30, 2020	10,338,275	9,159,344	42,838,945	661,526	1,001,149	63,999,239
Depreciation
Balance as of December 31, 2018	—	(906,616)	(7,248,143)	—	(227,495)	(8,382,254)
Additions	—	(255,888)	(2,123,193)	—	(91,170)	(2,470,251)
Write-offs	—	26,886	115,732	—	13,944	156,562
Business combination	—	(1,804,967)	(9,552,825)	—	(249,087)	(11,606,879)
Additions - Fair value adjustment from business combination - Fibria	—	(63,495)	(543,468)	—	(17,364)	(624,327)
Fair value adjustment from business combination - Facepa	—	(5,742)	(6,481)	—	(95)	(12,318)
Fair value adjustment from business combination - Ibema	—		(593)	—		(593)
Transfer and other (2)	—	29,906	508,585	—	9,547	548,038
Balance as of December 31, 2019	—	(2,979,916)	(18,850,386)	—	(561,720)	(22,392,022)
Additions		(138,227)	(1,191,572)		(50,612)	(1,380,411)
Write-offs		549	9,774		5,067	15,390
Balance as of June 30, 2020		(3,117,594)	(20,032,184)		(607,265)	(23,757,043)
Book value
Balance as of December 31, 2019	10,321,574	5,787,873	23,670,191	969,701	371,606	41,120,945
Balance as of June 30, 2020	10,338,275	6,041,750	22,806,761	661,526	393,884	40,242,196